Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2013
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	September 30,	December 31,
	2013	2012
Bank deposits	$5,440,006	$2,981,234
Money market funds	1,396,813	5,366,284
Total	$6,836,819	$8,347,518

At September 30, 2013 and December 31, 2012, the Company had cash of approximately $8,000 and $9,000 respectively, in Venezuela.